Note 45	6 Months Ended
Jun. 30, 2023
Remuneration And Other Benefits Received By The Board Of Directors And Members Of The Banks Senior Management [Abstract]
Disclosure of information about key management personnel [text block]	Remuneration and other benefits for the Board of Directors and members of the Bank's Senior Management
Note 54 of the report of the consolidated annual financial statements of the BBVA Group for the year ended December 31, 2022 sets out the remuneration and other benefits for members of the Board of Directors and Senior Management of the Bank, including a description of the remuneration policy and system applicable to them, as well as information on the conditions granting entitlement to the remuneration and other benefits for the year then ended. There now follows a description of the remuneration and other benefits of the members of the Board of Directors and Senior Management of the Bank for the first half of 2023 and 2022 in accordance with the applicable remuneration policies and systems.
Remuneration of non-executive directors
The remuneration of non-executive directors corresponding to the first half of 2023 and 2022 is shown below, individualized and by remuneration item:

Remuneration of non-executive directors (thousands of Euros) (1)
	Board of Directors	Executive Committee	Audit Committee	Risk and Compliance Committee	Remuneration Committee	Appointments and Corporate Governance Committee	Technology and Cybersecurity Committee	Other positions (2)	Total
									June 2023	June 2022
José Miguel Andrés Torrecillas	64	83	50	—	—	58	—	25	280	263
Jaime Caruana Lacorte	64	83	66	53	—	—	—	—	267	284
Sonia Dulá (3)	43	—	11	18	—	—	—	—	72	—
Raúl Galamba de Oliveira	64	—	—	71	—	8	21	40	205	153
Belén Garijo López	64	28	22	—	54	23	—	—	191	174
Connie Hedegaard Koksbang	64	—	11	—	—	—	—	—	75	43
Lourdes Máiz Carro	64	—	33	—	21	—	—	—	119	119
José Maldonado Ramos	64	83	—	—	—	23	—	—	171	171
Ana Peralta Moreno	64	—	33	—	21	—	—	—	119	119
Juan Pi Llorens	64	—	—	89	—	23	21	—	198	243
Ana Revenga Shanklin	64	—	—	53	7	—	21	—	146	125
Susana Rodríguez Vidarte (4)	32	42	—	27	—	12	—	—	112	224
Carlos Salazar Lomelín	64	—	—	—	21	—	—	—	86	86
Jan Verplancke	64	—	—	—	21	—	21	—	107	107
Total	847	320	226	312	146	146	86	65	2,149	2,111
(1) Includes amounts corresponding to the positions on the Board and its various Committees, the composition of which was modified on April 26, 2023 with effects as from May 1, 2023.
In addition, Carlos Salazar Lomelín received, in the first half of 2023 and 2022, a total of €58 thousand and €54 thousand, respectively, in attendance fees for his membership of the management body of BBVA México, S.A. and Grupo Financiero BBVA México, S.A. de C.V., and of strategy forum of BBVA México.
(2) Amounts corresponding to the positions of Deputy Chair of the Board of Directors and Lead Director.
(3) Director appointed at the General Meeting held on March 17, 2023. Remuneration received based on the date of acceptance of the position.
(4) Director who left office on March 17, 2023. Remuneration pertaining to her effective term of office in 2023.
In addition, in the first half of 2023 and 2022, €123 thousand and €110 thousand, respectively, were paid in respect of healthcare and accident insurance premiums for non-executive directors.
Remuneration system with deferred delivery of shares for non-executive directors
During the first half of 2023 and 2022, the following theoretical shares were allocated to the non-executive directors under the remuneration system with deferred delivery of shares, equivalent to 20% of the total annual fixed cash allowance received by each of them in financial years 2022 and 2021, respectively. These shares will be delivered to each beneficiary, where applicable, after they leave their positions as directors for any reason other than serious dereliction of their duties.

	June 2023		June 2022
	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30	Theoretical shares allocated (1)	Theoretical shares accumulated at June 30
José Miguel Andrés Torrecillas	16,023	134,048	19,253	118,025
Jaime Caruana Lacorte	17,255	94,960	20,733	77,705
Sonia Dulá (2)	0	0	0	0
Raúl Galamba de Oliveira	10,091	29,768	10,177	19,677
Belén Garijo López	10,603	101,192	12,741	90,589
Connie Hedegaard Koksbang (3)	3,263	3,263	0	0
Lourdes Máiz Carro	7,237	71,593	8,696	64,356
José Maldonado Ramos	10,397	146,874	12,493	136,477
Ana Peralta Moreno	7,237	42,329	8,696	35,092
Juan Pi Llorens	13,943	148,542	18,703	134,599
Ana Revenga Shanklin	8,035	24,214	8,611	16,179
Susana Rodríguez Vidarte (4)	13,648	0	16,400	177,775
Carlos Salazar Lomelín	5,218	17,130	6,270	11,912
Jan Verplancke	6,521	35,772	7,835	29,251
Total	129,471	849,685	150,608	911,637
(1) The number of theoretical shares allocated has been calculated based on the average of the closing prices of the BBVA share during the 60 trading sessions prior to the General Meetings of March 17, 2023 and March 18, 2022, which was €6.58 and €5.47 per share, respectively.
(2) Director appointed at the General Meeting held on March 17, 2023; therefore, no theoretical shares will be allocated to her until 2024.
(3) Director appointed at the General Meeting held on March 18, 2022; therefore the allocation of theoretical shares was made for the first time in 2023.
(4) Director who left office on March 17, 2023. Under the system, she received a total of 191,423 BBVA shares following her departure, equivalent to the total number of theoretical shares accumulated up to that date.
Remuneration of executive directors
The remuneration of executive directors corresponding to the first half of 2023 an of 2022 is shown below, individualized and by remuneration item:

Annual Fixed Remuneration (thousands of Euros)
	June 2023	June 2022
Chair	1,462	1,462
Chief Executive Officer	1,090	1,090
Total	2,551	2,551
In addition, in the first half of 2023 and 2022, and in accordance with the terms of his contract and the provisions of the BBVA Directors’ Remuneration Policy applicable in each year, the Chief Executive Officer received the amounts of €327 thousand as “cash in lieu of pension” (equivalent to 30% of his Annual Fixed Remuneration) and €300 thousand as a mobility allowance.

Remuneration in kind (thousands of Euros)
Likewise, in the first half of 2023 and 2022, remuneration in kind was paid in favor of the executive directors, including insurance premiums and other items, amounting to €190 thousand and €259 thousand in the case of the Chair and €127 thousand and €151 thousand in the case of the Chief Executive Officer, respectively.

Annual Variable Remuneration (thousands of Euros)
The Annual Variable Remuneration (hereinafter, the “AVR”) accrues and is awarded, if applicable, following the end of the corresponding financial year and, thus, no amount is shown for the first half of 2023 and 2022.
The amount of the Annual Variable Remuneration for 2023 will be determined in 2024, with the Upfront Portion (40%) to be paid in the first half of 2024, provided the relevant conditions are met. All of it, in accordance with applicable rules and conditions governing Annual Variable Remuneration, as set out in the BBVA Directors’ Remuneration Policy approved by the General Meeting on March 17, 2023.
In the first half of 2023, the executive directors received the Upfront Portion (40%) of their Annual Variable Remuneration for 2022, in equal parts in cash and BBVA shares (€926 thousand and 158,169 shares in the case of the Chair and €712 thousand and 121,646 shares in the case of the Chief Executive Officer). The remaining 60% has been deferred (40% in cash and 60% in shares) over a period of 5 years (Deferred Portion) and will be paid, provided that the relevant conditions are met, proportionally, once each of the 5 years of deferral has elapsed, in an amount equal to 20% of the Deferred Portion each year. The Deferred Portion may be reduced, but never increased, depending on the outcome of the multi-year performance indicators determined by the Board of Directors at the beginning of 2022. All of the foregoing, subject to the rules applicable to the Annual Variable Remuneration provided for in the BBVA Directors’ Remuneration Policy approved by the General Meeting on April 20, 2021.
The executive directors likewise received, during the first half of 2023, the remuneration pertaining to the Deferred AVR for previous years, payment of which was due, following the end of financial year 2022. This remuneration was paid to the Chairman and Chief Executive Officer in the percentages applicable in each case, in accordance with the vesting and payment rules set out in the remuneration policies in force in each year:
•2021 Deferred AVR: first payment (20% of the Deferred Portion) was made to the executive directors, including the update of its cash portion (€215 thousand and 57,325 shares in the case of the Chair and €164 thousand and 43,552 shares in the case of the Chief Executive Officer). Thereafter, 80% of the 2021 Deferred AVR is still deferred for both executive directors and will be paid, if the relevant conditions are met, in 2024, 2025, 2026 and 2027.
•2019 Deferred AVR: first payment (60% of the Deferred Portion) was made to the executive directors, including the update of its cash portion, after having confirmed that no reduction should be made in view of the result of the multi-year performance indicators determined in 2019 by the Board of Directors (€513 thousand and 136,587 shares in the case of the Chair and €460 thousand and 122,572 shares in the case of the Chief Executive Officer). Thereafter, 40% of the 2019 Deferred AVR is still deferred for both executive directors and will be paid, if the relevant conditions are met, in 2024 and 2025.
•2018 Deferred AVR: second payment (20% of the Deferred Portion) was made to the Chair, including the update of its cash portion (€128 thousand and 35,795 shares). Thereafter, 20% of the 2018 Deferred AVR is still deferred and will be paid, if the relevant conditions are met, in 2024. This remuneration is associated with his previous position as Chief Executive Officer.
•2017 Deferred AVR: third and last payment (20% of the Deferred Portion) was made to the Chair, including the update of its cash portion (€154 thousand and 27,898 shares). After this, payment of the 2017 Deferred AVR of the Chair was concluded. This remuneration was associated with his previous position as Chief Executive Officer.
In attention to the exceptional circumstances arising from the COVID-19 crisis, the executive directors voluntarily waived the generation of the full 2020 AVR.
Pension commitments with executive directors

Executive directors (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2023	June 2022	June 2023	June 2022	June 2023	June 2022
Chair	239	232	161	237	23,691	22,973
Chief Executive Officer	—	—	115	143	—	—
Total	239	232	276	379	23,691	22,973
(1) Contributions registered to meet pension commitments with executive directors in the proportional part for the first half of 2023 and 2022. In the case of the Chair, these contributions correspond to the sum of the annual retirement pension contribution and the adjustment made to the part qualifying as “discretionary pension benefits” for financial years 2022 and 2021, the contribution of which was to be made in 2023 and 2022, respectively, and to the premiums for death and disability in the portion corresponding to the first half of each financial year. In the case of the Chief Executive Officer, the contributions registered correspond solely to the insurance premiums paid by the Bank corresponding to the first half of each financial year to cover the contingencies of death and disability, as in his case, the Bank has not undertaken any commitments to cover the contingency of retirement.
Remuneration of members of Senior Management
The remuneration of all members of Senior Management, excluding executive directors, corresponding to the first half of 2023 and 2022 (16 members qualifying as such at June 30, 2023 and June 30, 2022) is as follows by remuneration item:

Fixed remuneration (thousands of Euros)
	June 2023	June 2022
Senior Management Total	9,421	8,966

Remuneration in kind (thousands of Euros)
In the first half of 2023 and 2022, remuneration in kind, including insurance premiums and other items, was paid in favor of all members of Senior Management, excluding the executive directors, for a joint total of €756 thousand and €831 thousand, respectively.

Annual Variable Remuneration (thousands of Euros)
The Annual Variable Remuneration accrues and is awarded, if applicable, following the end of the corresponding financial year and, thus, no amount is shown for the first half of 2023 and 2022.
The amount of the Annual Variable Remuneration for 2023 will be determined in 2024, with the Upfront Portion (40%) to be paid in the first half of 2024, provided the relevant conditions are met. All of it, in accordance with the rules and conditions governing the Annual Variable Remuneration of members of Senior Management, as set out in the BBVA Group’s General Remuneration Policy approved by the Board of Directors on March 29, 2023.
In the first half of 2023, the members of Senior Management received the Upfront Portion (40%) of their Annual Variable Remuneration for 2022, in equal parts in cash and BBVA shares, for a total of €2,158 thousand and 365,746 shares for all members of Senior Management. The remaining 60% has been deferred (40% in cash and 60% in shares) over a period of 5 years (Deferred Portion) and will be paid, provided that the relevant conditions are met, proportionally, once each of the 5 years of deferral has elapsed, in an amount equal to 20% of the Deferred Portion each year. The Deferred Portion may be reduced, but never increased, depending on the outcome of the multi-year performance indicators determined by the Board of Directors at the beginning of 2022. All of the foregoing, subject to the rules applicable to the Annual Variable Remuneration provided for in the BBVA Group’s General Remuneration Policy, as approved by the Board of Directors on June 30, 2021.
Members of Senior Management likewise received, in the first half of 2023, the remuneration pertaining to the Deferred AVR for previous years, payment of which was due, following the end of financial year 2022. This remuneration was paid in the percentages applicable in each case, in accordance with the vesting and payment rules set out in the remuneration policies in force in each year:
•2021 Deferred AVR: first payment (20% of the Deferred Portion) was made, including the update of its cash portion. Under this item, all members of Senior Management jointly received a total of €477 thousand and 124,602 shares. Thereafter, 80% of the 2021 Deferred AVR is still deferred, and will be paid, if the relevant conditions are met, in 2024, 2025, 2026 and 2027.
•2019 Deferred AVR: first payment (60% of the Deferred Portion) or payment in full (depending on the payment schedule applicable to each beneficiary under the policies in force in 2019) was made, including the update of its cash portion, after having confirmed that no reduction should be made in view of the result of the multi-year performance indicators determined by the Board of Directors in 2019. In addition, first payment of the deferred portion of a retention plan was made to two members of Senior Management. Under these items, all members of Senior Management jointly received a total of €1,364 thousand and 320,172 shares. Thereafter, for certain members of Senior Management, 40% of the 2019 Deferred AVR and of the retention plans of the two members who are beneficiaries is still deferred and will be paid, if the relevant conditions are met, in 2024 and 2025.
•2018 Deferred AVR: second payment (20% of the Deferred Portion) was made, including the update of its cash portion. Under this item, all members of Senior Management jointly received a total of €155 thousand and 41,442 shares. Thereafter, 20% of the 2018 Deferred AVR is still deferred and will be paid, if the relevant conditions are met, in 2024.
•2017 Deferred AVR: third and last payment (20% of the Deferred Portion) was made, including the update of its cash portion. Under this item, all members of Senior Management jointly received a total of €171 thousand and 29,267 shares. After this, payment of the 2017 Deferred AVR to its beneficiaries was concluded.
In attention to the exceptional circumstances arising from the COVID-19 crisis, the members of Senior Management voluntarily waived the generation of the full 2020 AVR.
Pension commitments with members of Senior Management

Senior Management (thousands of Euros)
	Contributions (1)				Accumulated funds
	Retirement		Death and disability
	June 2023	June 2022	June 2023	June 2022	June 2023	June 2022
Senior Management Total	2,048	1,875	625	730	33,182	28,076
(1) Contributions registered to meet pension commitments with all members of Senior Management, excluding executive directors, in the proportional part for the first half of 2023 and 2022, equivalent to the sum of the annual retirement pension contributions and the adjustments made to the part qualifying as “discretionary pension benefits” for financial years 2022 and 2021, the contribution to which was to be made in 2023 and 2022, respectively, and to the insurance premiums paid by the Bank for the contingencies of death and disability in the portion corresponding to the first half of each financial year.
Payments for the termination of the contractual relationship
In accordance with the BBVA Directors’ Remuneration Policy, the Bank has no commitments to make severance payments to executive directors.
With regard to Senior Management, excluding the executive directors, the Bank did not make any payments arising from the termination of contractual relationships in the first half of 2023 and 2022.